Capital structure and financial items (Tables)	12 Months Ended
Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Distribution to shareholders

DKK million	2021	2020	2019
Interim dividend for the year	8,021	7,570	7,100
Dividend for prior year	13,496	12,551	12,309
Share repurchases for the year	19,447	16,855	15,334
Total	40,964	36,976	34,743

Development in number of shares

Development in number of shares
Million shares	A shares	B shares	Total
Shares beginning of 2020	537	1,863	2,400
Shares cancelled in 2020	—	(50)	(50)
Outstanding shares end of 2020	537	1,813	2,350
Shares cancelled in 2021	—	(40)	(40)
Outstanding shares end of 2021	537	1,773	2,310

Treasury shares

Treasury shares			2021	2020
	Market value, DKK million	Treasury shares in %	Number of B shares (million)	Number of B shares (million)
Holding at the be-ginning of the year	16,016	1.6%	37.5	48.1
Cancellation of treasury shares	(17,066)		(40.0)	(50.0)
Transfer regarding restricted stock units	(486)		(1.1)	(0.4)
Purchase during the year	19,447		34.7	39.8
Value adjustment	4,947		—	—
Holding at the end of the year	22,858	1.3%	31.1	37.5

Specification of Other reserves

Specification of Other reserves
DKK million	Exchange rate ad- justments	Cash flow hedges	Tax and other items	Total
2019
Reserve at the beginning of the year	(1,065)	(1,677)	696	(2,046)
Other comprehensive income, net	226	1,348	(222)	1,352
Reserve at the end of the year	(839)	(329)	474	(694)
2020
Other comprehensive income, net	(1,689)	1,713	(567)	(543)
Transferred to intangible assets[1]	—	418	(92)	326
Reserve at the end of the year	(2,528)	1,802	(185)	(911)
2021
Other comprehensive income, net	1,624	(3,557)	1,117	(816)
Transferred to intangible assets[1]	—	15	(2)	13
Reserve at the end of the year	(904)	(1,740)	930	(1,714)
1.For information on transfer of cash flow hedge reserve to intangible assets refer to note 4.4.

Financial risks	Management has assessed the following key financial risks:

Type	Financial risk
Foreign exchange risk	High
Credit risk	Low
Liquidity risk	Low
Interest rate risk	Low

Key currencies

Key currencies figures
	USD	CNY	JPY	CAD	GBP
Average exchange rate applied (DKK per 100)
2021	629	97	5.73	502	865
2020	654	95	6.13	488	839
2019	667	97	6.12	503	852
Year-end exchange rate applied (DKK per 100)
2021	657	103	5.70	517	885
2020	606	93	5.88	474	824
2019	668	96	6.11	511	877

Foreign exchange sensitivity analysis

Sensitivity on operating profit of an immediate 5% increase in key currencies[1]
DKK million	USD	CNY	JPY	CAD	GBP
2022	2,350	360	230	200	120
2021	1,900	460	200	140	110
1. An immediate 5% decrease would have the opposite impact of the above.

Sensitivity of an immediate 5% increase in all other currencies rates on 31 December versus DKK and EUR,[1]
DKK million	2021	2020
Sensitivity of all currencies
Income statement	113	299
Other comprehensive income	(2,677)	(1,893)
Total	(2,564)	(1,594)
Sensitivity of USD
Income statement	(87)	2
Other comprehensive income	(2,218)	(1,380)
Total	(2,305)	(1,378)
1. An immediate 5% decrease would have the opposite impact of the above.

Financial contracts

Financial contracts coverage at year end
Months	USD	CNY[1]	JPY	CAD	GBP
2021	12	0	12	9	11
2020	10	6	12	9	11
1. Chinese yuan traded offshore (CNH) is used to hedge Novo Nordisk's CNY currency exposure.

Credit exposure

Credit exposure for cash at bank, marketable securities and derivative financial instruments (fair value)
DKK million	Cash at bank	Marketable securities	Derivative financial instruments	Total
2021
AAA range	477	6,765	—	7,242
AA range	3,726	—	585	4,311
A range	5,637	—	1,105	6,742
BBB range	23	—	—	23
Not rated or below BBB range	857	—	—	857
Total	10,720	6,765	1,690	19,175
2020
AAA range	—	—	—	—
AA range	7,296	—	989	8,285
A range	4,443	—	1,343	5,786
BBB range	212	—	—	212
Not rated or below BBB range	806	—	—	806
Total	12,757	—	2,332	15,089

Derecognised receivables	At year-end, the Group had derecognised receivables without recourse having due dates after 31 December 2021 amounting to:

DKK million	2021	2020	2019
US	1,313	1,817	3,672
Japan	2,453	2,351	2,149

Cash and cash equivalents and financial reserves

Financial reserves
DKK million	2021	2020	2019
Cash and cash equivalents (note 4.6)	10,719	12,226	15,411
Marketable securities	6,765	—	—
Undrawn committed credit facility[1]	11,526	11,531	11,578
Undrawn bridge facility[2]	—	5,577	—
Borrowings (Note 4.5)	(12,861)	(576)	(595)
Financial reserves[3]	16,149	28,758	26,394

1. The undrawn committed credit facility comprises a EUR 1,550 million facility (EUR 1,550 million in 2020 and EUR 1,550 million in 2019) committed by a portfolio of international banks. The facility matures in 2025.
2. For 2020, the undrawn bridge facility comprises the EUR 750 million (DKK 5,577 million) undrawn portion of EUR 1,500 million bridge facility. The facility was expected to mature in 2021 but the terms provided that the maturity could be extended, at the option of Novo Nordisk to June 2022. Financial reserves for 2020 include amounts undrawn under credit facilities and overdrafts where the repayment is not contractually required within 12 months. In accordance with IFRS, the DKK 5,577 million (EUR 750 million) drawn loan was classified as current borrowings in 2020 as it was Management's expectation that it would be repaid in 2021. The loan was repaid in 2021.
3. Additional non-IFRS financial measure; please refer to 'Non-IFRS financial measures', which is not part of the audited financial statements.

Cash and cash equivalents
DKK million	2021	2020	2019
Cash at bank (note 4.3)	10,720	12,757	15,475
Borrowings[1] (note 4.5)	(1)	(531)	(64)
Cash and cash equivalents	10,719	12,226	15,411
1. Bank overdrafts includes DKK 358 million classified as financing activities (DKK 576 million in 2020) and DKK 1 million classified as cash and cash equivalents (DKK 531 million in 2020).

Derivative financial instruments

Derivative financial instruments	2021			2020
DKK million	Contract amount at year-end	Positive fair value at year-end	Negative fair value at year-end	Contract amount at year-end	Positive fair value at year-end	Negative fair value at year-end
Forward contracts USD[1]	42,351	17	1,667	29,110	1,658	—
Forward contracts CNH, JPY, GBP and CAD	9,032	32	122	10,291	191	47
Forward contracts, cash flow hedges	51,383	49	1,789	39,401	1,849	47
Forward contracts USD[2]	30,909	1,607	284	19,411	379	1,307
Forward contracts CNH, CAD, EUR, GBP and JPY	7,361	34	111	4,578	104	11
Forward contracts, fair value hedges	38,270	1,641	395	23,989	483	1,318
Total derivative financial instruments	89,653	1,690	2,184	63,390	2,332	1,365
Recognised in the income statement		1,641	395		483	1,318
Recognised in other comprehensive income		49	1,789		1,849	47
1. Average hedge rate for USD cash flow hedges is 628 at the end of 2021 and 640 at the end of 2020.
2. Average hedge rate for USD fair value hedges is 628 at the end of 2021 and 634 at the end of 2020.

Borrowings

Contractual undiscounted cash flows					2021	2020
DKK million	Leases	Issued bonds	Loans	Bank overdrafts[1]	Total	Leases	Loans	Bank overdrafts[1]	Total
Within 1 year	946	—	12,503	359	13,808	855	5,577	1,107	7,539
1-3 years	1,475	4,854	—	—	6,329	1,247	—	—	1,247
3-5 years	942	—	—	—	942	694	—	—	694
More than 5 years	1,266	4,800	—	—	6,066	1,241	—	—	1,241
Total contractual undiscounted cash flows at the end of the year	4,629	9,654	12,503	359	27,145	4,037	5,577	1,107	10,721
Contractual discounted cash flows included in the balance sheet at the end of the year	4,129	9,654	12,503	359	26,645	3,672	5,577	1,107	10,356
Non-current liabilities	3,307	9,654	—	—	12,961	2,897	—	—	2,897
Current liabilities	822	—	12,503	359	13,684	775	5,577	1,107	7,459

Reconciliation of liabilities arising from financing activities				Non-cash movements
DKK million	Beginning of the year	Re-payments	Proceeds	Additions[2]	Disposals	Exchange rates	Other	End of the year
2021
Lease liabilities	3,672	(874)	—	1,183	—	146	2	4,129
Issued bonds	—	—	9,657	—	—	—	(3)	9,654
Loans	5,577	(5,577)	12,503	—	—	—	—	12,503
Bank overdrafts[1]	576	(238)	—	—	—	17	3	358
Liabilities arising from financing activities	9,825	(6,689)	22,160	1,183	—	163	2	26,644
Bank overdrafts[1]	531	(527)	—	—	—	—	(3)	1
Total borrowings	10,356	(7,216)	22,160	1,183	—	163	(1)	26,645
2020
Lease liabilities	3,824	(950)	—	978	—	(171)	(9)	3,672
Loans	—	—	5,582	—	—	(5)	—	5,577
Bank overdrafts[1]	595	—	100	—	—	(119)	—	576
Liabilities arising from financing activities	4,419	(950)	5,682	978	—	(295)	(9)	9,825
Bank overdrafts[1]	64	—	467	—	—	—	—	531
Total borrowings	4,483	(950)	6,149	978	—	(295)	(9)	10,356
1. Bank overdrafts includes DKK 358 million classified as financing activities (DKK 576 million in 2020) and DKK 1 million classified as cash and cash equivalents
 (DKK 531 million in 2020).
2. Includes additions from acquisitions of businesses.

Issued bonds
	EUR 650 million (2024)	EUR 650 million (2028)
Issue date	4 June 2021	4 June 2021
Maturity date	4 June 2024	4 June 2028
Interest type	Fixed	Fixed
Coupon interest rate	0.000%	0.125%
Carrying amount	4,854	4,800
Fair value	4,850	4,794

Other non-cash items

DKK million	2021	2020	2019
Reversals of non-cash income statement items
Interest income and interest expenses, net (note 4.10)	58	53	155
Capital gain/(loss) on investments, net. etc (note 4.10)	(340)	195	145
Result of associated companies (note 4.10)	24	(149)	137
Share-based payment costs (note 5.1)	1,040	823	363
Increase/(decrease) in provisions (note 3.4) and retirement benefit obligations	16,581	3,605	6,071
Other	(4,354)	3,322	161
Total other non-cash items	13,009	7,849	7,032

Change in working capital

DKK million	2021	2020	2019
Inventories	(1,085)	(895)	(1,305)
Trade receivables	(12,909)	(2,822)	(2,126)
Other receivables and prepayments	(469)	(419)	(1,190)
Trade payables	3,153	(641)	(398)
Other liabilities	2,595	1,274	1,202
Adjustment for payables related to non-current assets	(15)	879	295
Adjustment related to acquisition of businesses	(1,409)	—	—
Adjustment related to divestment of Group companies	—	—	(42)
Change in working capital including exchange rate adjustments	(10,139)	(2,624)	(3,564)
Exchange rate adjustments	1,483	(1,729)	176
Cash flow change in working capital	(8,656)	(4,353)	(3,388)

Financial assets

Financial assets by category
DKK million	2021	2020
Other financial assets	553	766
Marketable securities	6,765	—
Derivative financial instruments (note 4.4)	1,690	2,332
Financial assets at fair value through the income statement	9,008	3,098
Other financial assets	363	300
Trade receivables	15,036	11,643
Other receivables and prepayments (current and non-current)	5,304	4,835
– less prepayments and VAT receivables	(3,438)	(4,113)
Cash at bank (note 4.6)	10,720	12,757
Financial assets at amortised cost	27,985	25,422
Trade receivables in a factoring portfolio[1]	25,607	16,091
Financial assets at fair value through other comprehensive income	25,607	16,091
Total financial assets at the end of the year by category	62,600	44,611
Financial liabilities by category
Derivative financial instruments (note 4.4)	2,184	1,365
Financial liabilities measured at fair value through the income statement	2,184	1,365
Borrowings (non-current)[2] (note 4.5)	12,961	2,897
Borrowings (current)[2] (note 4.5)	13,684	7,459
Trade payables	8,870	5,717
Other liabilities (non-current)	360	—
Other liabilities (current)	19,600	17,005
– less VAT and duties payable	(590)	(598)
Financial liabilities measured at amortised cost	54,885	32,480
Total financial liabilities at the end of the year by category[3]	57,069	33,845
1. Trade receivables which are measured at fair value through other comprehensive income, which have no associated loss allowance. Refer to note 3.3.
2. The fair value of loans approximates the booked amount. 3. Please refer to note 4.5 for a maturity analysis for non-current and current borrowings.

Financial liabilities

Financial assets by category
DKK million	2021	2020
Other financial assets	553	766
Marketable securities	6,765	—
Derivative financial instruments (note 4.4)	1,690	2,332
Financial assets at fair value through the income statement	9,008	3,098
Other financial assets	363	300
Trade receivables	15,036	11,643
Other receivables and prepayments (current and non-current)	5,304	4,835
– less prepayments and VAT receivables	(3,438)	(4,113)
Cash at bank (note 4.6)	10,720	12,757
Financial assets at amortised cost	27,985	25,422
Trade receivables in a factoring portfolio[1]	25,607	16,091
Financial assets at fair value through other comprehensive income	25,607	16,091
Total financial assets at the end of the year by category	62,600	44,611
Financial liabilities by category
Derivative financial instruments (note 4.4)	2,184	1,365
Financial liabilities measured at fair value through the income statement	2,184	1,365
Borrowings (non-current)[2] (note 4.5)	12,961	2,897
Borrowings (current)[2] (note 4.5)	13,684	7,459
Trade payables	8,870	5,717
Other liabilities (non-current)	360	—
Other liabilities (current)	19,600	17,005
– less VAT and duties payable	(590)	(598)
Financial liabilities measured at amortised cost	54,885	32,480
Total financial liabilities at the end of the year by category[3]	57,069	33,845
1. Trade receivables which are measured at fair value through other comprehensive income, which have no associated loss allowance. Refer to note 3.3.
2. The fair value of loans approximates the booked amount. 3. Please refer to note 4.5 for a maturity analysis for non-current and current borrowings.

Fair value measurement hierarchy

Fair value measurement hierarchy
DKK million	2021	2020
Active market data	7,169	634
Directly or indirectly observable market data	1,690	2,332
Not based on observable market data	25,756	16,223
Total financial assets at fair value	34,615	19,189
Active market data	—	—
Directly or indirectly observable market data	2,184	1,365
Not based on observable market data	—	—
Total financial liabilities at fair value	2,184	1,365

Financial income

Financial income
DKK million	2021	2020	2019
Financial income
Interest income[1]	231	337	65
Foreign exchange gain (net)	—	1,142	—
Financial gain from forward contracts (net)	2,316	—	—
Capital gain on investments, etc.	340	—	—
Result of associated companies	—	149	—
Total financial income	2,887	1,628	65
Financial expenses
Interest expenses[1]	289	390	220
Foreign exchange loss (net)	1,972	—	539
Financial loss from forward contracts (net)	—	1,889	2,673
Capital loss on investments, etc.	—	195	145
Capital loss on marketable securities	44	—	—
Result of associated companies	24	—	137
Other financial expenses	122	150	281
Total financial expenses	2,451	2,624	3,995
1. Total interest income and expenses is measured at amortised cost for financial assets and liabilities.

Financial expenses

Financial income
DKK million	2021	2020	2019
Financial income
Interest income[1]	231	337	65
Foreign exchange gain (net)	—	1,142	—
Financial gain from forward contracts (net)	2,316	—	—
Capital gain on investments, etc.	340	—	—
Result of associated companies	—	149	—
Total financial income	2,887	1,628	65
Financial expenses
Interest expenses[1]	289	390	220
Foreign exchange loss (net)	1,972	—	539
Financial loss from forward contracts (net)	—	1,889	2,673
Capital loss on investments, etc.	—	195	145
Capital loss on marketable securities	44	—	—
Result of associated companies	24	—	137
Other financial expenses	122	150	281
Total financial expenses	2,451	2,624	3,995
1. Total interest income and expenses is measured at amortised cost for financial assets and liabilities.

Financial impact from forward contracts

Financial impact from forward contracts, specified
DKK million	2021	2020	2019
Income/(loss) transferred from other comprehensive income	1,802	(329)	(1,677)
Value adjustment of transferred contracts	(1,411)	79	(1,609)
Unrealised fair value adjustments of forward contracts	1,246	(835)	(217)
Realised foreign exchange gain/(loss) on forward contracts	679	(804)	830
Financial income/(expense) from forward contracts	2,316	(1,889)	(2,673)